bp
[Logo graphic omitted]
BOSTON PARTNERS ASSET MANAGEMENT, L.P.
-----------------------------------------




                                 BOSTON PARTNERS
                                    LARGE CAP
                                   VALUE FUND

                                 BOSTON PARTNERS
                                     MID CAP
                                   VALUE FUND

                                  Annual Report
                                 August 31, 1997

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                           PORTFOLIO MANAGER'S LETTER


September 15, 1997


Dear Shareholders:

     We are pleased to provide the report on the results of the Boston Partners Large Cap Value Fund and Mid Cap Value Fund (the "Funds") for the period ended August 31, 1997. Our objective in this letter will be to update you on the results of the Funds, the stock market, and the economy over the past period and to provide you with our insights as to what you may expect in the future.

     At August 31, 1997, the Large Cap Value Fund's Institutional Shares Net Asset Value (NAV) was $12.46 compared to $10.00 at inception on January 2, 1997. Therefore the portfolio's total return was 24.60%, compared with 22.91% for the S&P 500 Index. At August 31, 1997, the Large Cap Value Fund's Investor Shares Net Asset Value (NAV) was $12.45 compared to $10.20 at inception on January 16, 1997. Therefore the portfolio's total return was 22.06%, compared with 18.21% for the S&P 500 Index.

     At August 31, 1997 the Mid Cap Value Fund's Institutional and Investor Shares Net Asset Value (NAV)was $11.01 compared to $10.00 at inception on June 2, 1997. Therefore the portfolio's total return was 10.10%, compared with 11.72% for the Russell 2500 Index.

PORTFOLIO REVIEW

     The first eight months of 1997 saw the equities markets move significantly higher, although the month of August saw the stock market experience its first meaningful correction in some time, as the S&P 500 Index fell 5.6% for the month. As often occurs in an environment of generally falling stock prices, the value style of management outperformed growth strategies during the month of August. A notable characteristic of the equity market in recent months was the better performance of small and mid-cap issues compared to larger capitalization stocks. This marked a sharp reversal of the trend for the last several years when small and medium capitalization issues were consistently underperforming large stocks.

     Our relative investment performance over the past eight months for Boston Partners Large Cap Value Fund was strong. Among the individual stocks in the Large Cap Value Fund that significantly added to relative performance were Cirrus Logic, VLSI Technology, Gulfstream Aerospace, Travelers Group, and SLM Holding Company.

     A major common thread among many of our large cap holdings is corporate restructuring. Managements from across a number of industries have been under increasing pressure from shareholders to enhance their earnings power through restructurings, which can include major cost cutting initiatives, diverstitures, acquisitions and spin-offs. The companies that are taking these actions are typically those that have endured a prolonged period of mediocre to poor profitability. Among those holdings in the large cap portfolio that are engaged in some form of restructuring are Dial Corporation, H&R Block, Woolworth, and Alcatel. We expect this theme to remain an important source of new ideas for the portfolio.

     The first three months since inception of Boston Partners Mid Cap Value Fund have seen the Russell 2500 move ahead over 11%. This index was lead by the Technology Sector. We continue to be underweighted in the Technology Sector as we find few attractively valued stocks in this sector.

     While the broad market has appreciated significantly in recent months and by most historic measures the market is expensive, our disciplined research process continues to uncover undervalued securities. Recently we have had a great deal of success finding mid cap ideas in the consumer sector. One of the better performing stocks has been Burlington Coat Factory (ticker BCF). BCF operates a chain of over 250 "off price" apparel stores. BCF s a very inexpensive stock, trading at 13.5x this years estimated earnings. In addition, BCF has a large net cash position. The catalyst for improving profitability at BCF is the sharp improvement in inventory turnover.

CURRENT OUTLOOK

     We continue to believe that by virtually any valuation measure, the market is expensive. Our focus remains finding stocks that are selling at substantial discounts to the market in terms of price to earnings and price to book ratios. Additionally, we believe avoiding earnings disappointments is critical; the market extracts a huge penalty on stocks for even the slightest quarterly earnings shortfall. Lastly, we believe the continued high volume of merger/acquisition activity should help our portfolio returns. Corporate buyers share the same objective as Boston Partners: Purchasing good companies that are undervalued in the marketplace.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in
         Boston Partners Large Cap Value Institutional Class (1)(2) vs.
                              S&P 500 Stock Index

                  [Line graph omitted-Plot points as follows:]

                   S&P         Institutional       Investor
01/02/97         $10,000          $10,000          $10,000
03/31/97          10,268           10,330           10,127
06/30/97          11,476           11,920           11,676
08/31/97          12,291           12,460           12,206

Past performance is not predictive of future performance

Large Cap Value Fund -- Institutional Class       $12,460
S&P 500 Stock Index                               $12,291


                       Total Returns
                                               Since Inception (3)
                                               -------------------
Large Cap Value Fund -- Institutional Class           24.60%
S&P 500 Stock Index                                   22.91%


---------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period January 2, 1997 (commencement of operations) through August 31, 1997.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Large Cap Value Investor Class (1)(2) vs. S&P 500 Stock Index

                  [Line graph omitted-Plot points as follows:]

                    S&P             Investor
01/16/97          $10,000           $10,000
03/31/97            9,876            10,127
06/30/97           11,600            11,676
08/31/97           11,821            12,206

Past performance is not predictive of future performance

Large Cap Value Fund -- Investor Class    $12,206
S&P 500 Stock Index                       $11,821


                  Total Returns
                                          Since Inception (3)
                                          -------------------
Large Cap Value Fund -- Investor Class          22.06%
S&P 500 Stock Index                             18.21%

------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period January 16, 1997 (commencement of operations) through August 31, 1997.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Mid Cap Value Institutional Class (1)(2) vs. Russell 2500 Index

                  [Line graph omitted-Plot points as follows:]

             Institutional     Investor       Russell
06/02/97        $10,000        $10,000       $10,000
06/30/97         10,330         10,330        10,409
08/31/97         11,010         11,010        11,172

Past performance is not predictive of future performance

Mid Cap Value Fund -- Institutional Class   $11,010
Russell 2500 Index                          $11,172


                      Total Returns
                                          Since Inception (3)
                                          -------------------
Mid Cap Value Fund -- Institutional Class       10.10%
Russell 2500 Index                              11.72%

------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 2, 1997 (commencement of operations) through August 31, 1997.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Mid Cap Value Investor Class (1)(2) vs. Russell 2500 Index

                  [Line graph omitted-Plot points as follows:]

             Institutional      Investor       Russell
06/02/97        $10,000         $10,000        $10,000
06/30/97         10,330          10,330         10,409
08/31/97         11,010          11,010         11,172

Past performance is not predictive of future performance

Mid Cap Value Fund -- Investor Class   $11,010
Russell 2500 Index                     $11,172


                  Total Returns
                                       Since Inception (3)
                                       -------------------
Mid Cap Value Fund -- Investor Class          10.10%
Russell 2500 Index                            11.72%

------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the indices are either unmanaged and do not incur expenses and/or are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and voluntarily agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.
(3) For the period June 2, 1997 (commencement of operations) through August 31, 1997.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1997

                                                            NUMBER
                                                          OF SHARES     VALUE
                                                          ---------   ----------

COMMON STOCK--99.2%
AEROSPACE/DEFENSE--5.0%
   Litton Industries, Inc.* ..................            7,080       $  353,115
   Lockheed Martin Corp. .....................            5,170          536,064
   Northrop Grumman Corp. ....................            3,125          365,820
                                                                      ----------
                                                                       1,254,999
                                                                      ----------
AIR TRANSPORT--0.8%
   Gulfstream Aerospace Corp.* ...............            6,900          204,412
                                                                      ----------
AUTOMOBILE-MANUFACTURING--0.5%
   Borg-Warner Automotive, Inc. ..............            2,300          119,887
                                                                      ----------
BANKS & SAVINGS & LOANS--1.4%
   Republic New York Corp. ...................            3,400          364,012
                                                                      ----------
BUILDING & BUILDING MATERIALS--0.4%
   Clayton Homes, Inc. .......................            5,400           90,787
                                                                      ----------
BUSINESS SERVICES--0.7%
   Dun & Bradstreet Corp. ....................            5,965          167,020
                                                                      ----------
CHEMICALS--0.7%
   Agrium, Inc. ..............................           15,480          186,727
                                                                      ----------
COMPUTERS--4.9%
   Digital Equipment Corp.* ..................            7,200          309,600
   Electronic Data Systems Corp. .............            5,700          215,531
   NCR Corp.* ................................            7,300          258,694
   Quantum Corp.* ............................              600           21,037
   Read-Rite Corp.* ..........................            6,100          174,994
   Wang Labs, Inc.* ..........................           12,730          248,235
                                                                      ----------
                                                                       1,228,091
                                                                      ----------
CONSUMER NON-DURABLES--1.0%
   Dial Corp. ................................           14,660          247,387
                                                                      ----------
CONTAINERS--1.4%
   Stone Container Corp. .....................           20,600          355,350
                                                                      ----------

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
DIVERSIFIED--1.7%
   Canadian Pacific Ltd. .......................           5,060      $  147,689
   Fortune Brands, Inc. ........................           1,230          42,281
   Kansas City Southern Industries,
     Inc. ......................................           3,030         226,871
                                                                      ----------
                                                                         416,841
                                                                      ----------
ELECTRIC UTILITIES--0.1%
   Texas Utilities Co. .........................             810          28,249
                                                                      ----------
ELECTRONICS--3.5%
   Cirrus Logic Corp.* .........................          14,000         240,625
   VLSI Technology, Inc.* ......................          19,700         650,100
                                                                      ----------
                                                                         890,725
                                                                      ----------
ENERGY--3.9%
   Calpine Corp.* ..............................           5,380          99,530
   CMS Energy Corp. ............................           6,675         239,883
   Entergy Corp. ...............................          15,720         390,052
   Illinova Corp. ..............................           4,960         114,080
   MAPCO, Inc. .................................           4,800         144,000
                                                                      ----------
                                                                         987,545
                                                                      ----------
FINANCIAL SERVICES--8.6%
   AMBAC, Inc. .................................           2,028         163,888
   Fannie Mae ..................................           5,965         262,460
   H & R Block, Inc. ...........................           7,895         309,879
   Lehman Brothers Holdings, Inc. ..............          10,100         443,137
   SLM Holding Corp. ...........................           7,400       1,002,700
                                                                      ----------
                                                                       2,182,064
                                                                      ----------
FOOD & BEVERAGE--0.8%
   Chiquita Brands International, Inc. .........          13,960         198,930
                                                                      ----------
HEALTH CARE--4.4%
   Columbia/HCA Healthcare Corp. ...............          12,700         400,844
   Lincare Holdings, Inc.* .....................           4,575         218,170
   Nationwide Health Properties, Inc. ..........           4,950         111,994
   Trigon Healthcare, Inc.* ....................           2,500          59,687
   Wellpoint Health Networks, Inc.* ............           5,785         314,559
                                                                      ----------
                                                                       1,105,254
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1997

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------

INSURANCE--19.3%
    Ace, Ltd. ..................................           4,065      $  337,903
    Allmerica Financial Corp. ..................           7,880         326,035
    CIGNA Corp. ................................           1,500         275,062
    Everest Reinsurance Holdings,
      Inc.......................................           7,700         278,644
    General Re Corp. ...........................           1,500         290,812
    Hartford Financial Services Group,
      Inc. .....................................           5,430         433,042
    Horace Mann Educators Corp. ................           3,940         215,222
    IPC Holdings Ltd. ..........................           3,320          97,525
    Loews Corp. ................................          11,650       1,187,572
    NAC Re Corp. ...............................           3,740         176,248
    PartnerRe Ltd. .............................           9,675         384,581
    Renaissance Re Holdings Limited ............           2,200          93,500
    Travelers Group, Inc. ......................           8,980         570,230
    Western National Corp. .....................           7,730         215,474
                                                                      ----------
                                                                       4,881,850
                                                                      ----------
 LUMBER & BUILDING SUPPLIES--0.5%
    Louisiana-Pacific Corp. ....................           5,900         130,538
                                                                      ----------
 METALS & MINING--2.1%
    Allegheny Teledyne, Inc. ...................           9,740         300,723
    Inco, Ltd. .................................           5,100         138,019
    Trinity Industries, Inc. ...................           2,600         103,350
                                                                      ----------
                                                                         542,092
                                                                      ----------
 OIL SERVICES--8.1%
    British Petroleum Co. PLC ..................           2,777         235,004
    Elf Aquitaine SA ...........................           5,970         332,828
    Enserch Exploration, Inc.* .................           5,398          48,582
    Mobil Corp. ................................           2,666         193,952
    Oryx Energy Co.* ...........................          10,200         269,663
    Texaco, Inc. ...............................           2,200         253,550
    Tosco Corp. ................................           8,805         291,115
    Total SA ...................................           6,000         284,250
    Ultramar Diamond Shamrock Corp. ............           3,945         128,706
                                                                      ----------
                                                                       2,037,650
                                                                      ----------

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------    ----------
PAPER & FOREST PRODUCTS--2.0%
   Bowater, Inc. ...............................           2,800      $  143,325
   Caraustar Industries, Inc. ..................           3,947         141,845
   Union Camp Corp. ............................           3,530         209,373
                                                                      ----------
                                                                         494,543
                                                                      ----------
REAL ESTATE--3.4%
   American General Hospitality Corp. ..........           3,735          96,410
   Associated Estates Realty Corp. .............           2,030          46,056
   Equity Inns, Inc. ...........................           3,200          46,400
   Equity Residential Properties Trust .........           2,862         139,344
   Highwoods Properties, Inc. ..................           1,510          49,075
   Home Properties of New York, Inc. ...........           1,715          38,909
   Mid-America Apartment
     Communities, Inc. .........................           5,020         137,736
   Oasis Residential, Inc. .....................           1,930          45,114
   Prentiss Property Trust .....................           2,740          75,693
   RFS Hotel Investors, Inc. ...................           7,040         130,240
   Summit Properties, Inc. .....................           3,240          64,598
                                                                      ----------
                                                                         869,575
                                                                      ----------
RETAIL TRADE--5.6%
   J.C. Penney Co., Inc. .......................           4,400         264,000
   Toys 'R' Us, Inc.* ..........................          16,000         553,000
   Wal-Mart Stores, Inc. .......................           9,200         326,600
   Woolworth Corp.* ............................          12,300         275,213
                                                                      ----------
                                                                       1,418,813
                                                                      ----------
STEEL--2.9%
   British Steel PLC ...........................          25,800         736,913
                                                                      ----------
TELECOMMUNICATIONS--3.4%
   Chris-Craft Industries, Inc.* ...............           5,636         276,516
   MCI Communications Corp. ....................          10,900         310,650
   Tele Danmark A/S ............................          10,000         266,875
                                                                      ----------
                                                                         854,041
                                                                      ----------
TELECOMMUNICATIONS & EQUIPMENT--2.7%
   Alcatel Alsthom ADR .........................          28,100         691,963
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1997

                                                         NUMBER
                                                       OF SHARES        VALUE
                                                       ---------      ----------

TEXTILES & APPAREL--3.0%
   Harcourt General, Inc. ....................           11,200       $  532,700
   Mercantile Stores Co., Inc. ...............            3,575          223,214
                                                                      ----------
                                                                         755,914
                                                                      ----------
TOBACCO--3.7%
   Philip Morris Companies, Inc. .............           13,300          580,213
   RJR Nabisco Holdings Corp. ................           10,200          355,088
                                                                      ----------
                                                                         935,301
                                                                      ----------
TOYS--1.1%
   Hasbro, Inc. ..............................           10,752          288,960
                                                                      ----------
UTILITIES--1.6%
   Long Island Lighting Co. ..................           16,700          412,281
                                                                      ----------
     TOTAL COMMON STOCK
       (Cost $23,541,995) ....................                        25,078,714
                                                                      ----------


                                                       PAR
                                                      (000)            VALUE
                                                     --------      ------------
SHORT-TERM INVESTMENT--1.7%
   Smith Barney Cash Reserve
     09/02/97 ................................        $ 439        $    439,613
                                                                   ------------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $439,613) .......................                          439,613
                                                                   ------------
TOTAL INVESTMENTS -- 100.9%
   (Cost $23,981,608) ........................                       25,518,327
                                                                   ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS-- (0.9%) .....................                         (232,792)
                                                                   ------------
NET ASSETS--100.0% ..........................                      $ 25,285,535
                                                                   ============
   * Non-income producing

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 1997

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------

COMMON STOCK--94.3%
AEROSPACE/DEFENSE--1.1%
   Litton Industries, Inc.* ..........................          956     $ 47,680
                                                                        --------
AIR TRANSPORT--1.9%
   Gulfstream Aerospace Corp.* .......................        2,723       80,669
                                                                        --------
AUTO/TRUCK PARTS & EQUIPMENT REPLACEMENT--2.6%
   Cummins Engine Co., Inc. ..........................          525       40,392
   Federal-Mogul Corp. ...............................        2,033       72,680
                                                                        --------
                                                                         113,072
                                                                        --------
BANKS AND SAVINGS & LOANS--8.4%
   Coast Savings Financial, Inc.* ....................        1,639       75,496
   Commercial Federal Corp. ..........................        1,776       74,703
   Dime Bancorp, Inc. ................................        2,854       55,118
   First Virginia Banks, Inc. ........................          763       51,979
   Golden State Bancorp, Inc. ........................        3,813      110,100
                                                                        --------
                                                                         367,396
                                                                        --------
BUILDING & BUILDING MATERIALS--2.0%
   Clayton Homes, Inc. ...............................        3,300       55,481
   Dal-Tile International, Inc.* .....................        1,790       30,318
                                                                        --------
                                                                          85,799
                                                                        --------
CABLE--1.0%
   Essex International, Inc.* ........................        1,100       42,281
                                                                        --------
CEMENT--0.9%
   Southdown, Inc. ...................................          828       38,864
                                                                        --------
CHEMICALS--1.0%
   Agrium, Inc. ......................................        3,561       42,955
                                                                        --------
COMPUTERS--1.1%
   NCR Corp.* ........................................        1,300       46,069
                                                                        --------
CONSUMER DURABLES--1.7%
   Kimball International, Inc. .......................        1,626       73,170
                                                                        --------
CONSUMER NON-DURABLES--1.1%
   Dial Corp. ........................................        2,872       48,465
                                                                        --------

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
CONSUMER PRODUCTS & SERVICES--0.8%
   Premark International, Inc. ...................          1,111       $ 33,052
                                                                        --------
CONTAINERS--1.2%
   Stone Container Corp. .........................          3,003         51,802
                                                                        --------
DISTRIBUTION--1.1%
   Unisource Worldwide Inc. ......................          2,600         47,125
                                                                        --------
DIVERSIFIED--4.5%
   Dana Corp. ....................................          2,700        124,369
   Viad Corp. ....................................          3,830         69,658
                                                                        --------
                                                                         194,027
                                                                        --------
ELECTRONICS--1.1%
   Marshall Industries* ..........................          1,228         48,736
                                                                        --------
ENERGY--2.6%
   CMS Energy Corp. ..............................          1,100         39,531
   Public Service Co. of New Mexico ..............          1,640         29,930
   United Meridian Corp. .........................          1,092         42,793
                                                                        --------
                                                                         112,254
                                                                        --------
ENVIRONMENTAL SERVICES--0.9%
   Rock-Tenn Co. .................................          1,900         40,375
                                                                        --------
FINANCIAL SERVICES--2.8%
   Lehman Brothers Holdings, Inc. ................          2,751        120,700
                                                                        --------
FOOD & BEVERAGE--2.3%
   Chiquita Brands International, Inc. ...........          6,560         93,480
   The Earthgrains Co. ...........................            114          4,674
                                                                        --------
                                                                          98,154
                                                                        --------
HEALTH CARE--6.6%
   Apria Healthcare Group, Inc.* .................          3,662         64,085
   Lincare Holdings, Inc.* .......................          2,047         97,616
   Mariner Health Group, Inc.* ...................          2,000         29,000
   Trigon Healthcare, Inc.* ......................          1,608         38,391
   Wellpoint Health Networks, Inc.* ..............          1,078         58,616
                                                                        --------
                                                                         287,708
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 1997

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------

INSURANCE--10.8%
   Allmerica Financial Corp. .....................          3,404       $140,840
   Everest Re Holdings, Inc. .....................          2,592         93,798
   Horace Mann Educators Corp. ...................          1,509         82,429
   Mid Ocean, Ltd. ...............................          1,762         99,994
   Western National Corp. ........................          1,900         52,963
                                                                        --------
                                                                         470,024
                                                                        --------
LUMBER & BUILDING SUPPLIES--0.7%
   Louisiana-Pacific Corp. .......................          1,365         30,201
                                                                        --------
METALS & MINING--2.1%
   Allegheny Teledyne, Inc. ......................          1,352         41,743
   Trinity Industries, Inc. ......................          1,200         47,700
                                                                        --------
                                                                          89,443
                                                                        --------
OIL SERVICES--6.9%
   Oryx Energy Co.* ..............................          2,457         64,957
   Tosco Corp. ...................................          2,322         76,771
   Ultramar Diamond Shamrock Corp. ...............          2,468         80,519
   Valero Energy .................................          2,409         80,250
                                                                        --------
                                                                         302,497
                                                                        --------
PAPER & FOREST PRODUCTS--1.1%
   Caraustar Industries, Inc. ....................          1,300         46,719
                                                                        --------
PUBLISHING & INFORMATION SERVICES--3.9%
   Big Flower Press Holdings, Inc.* ..............          2,320         48,575
   Bowne & Co., Inc. .............................          1,100         31,831
   Valassis Communications, Inc.* ................          2,900         88,088
                                                                        --------
                                                                         168,494
                                                                        --------
RETAIL APPAREL--2.2%
   Burlington Coat Factory
     Warehouse* ..................................          4,241         97,543
                                                                        --------
RETAIL TRADE--4.4%
   ShopKo Stores, Inc. ...........................          4,994        137,335
   Woolworth Corp. ...............................          2,537         56,765
                                                                        --------
                                                                         194,100
                                                                        --------

                                                              NUMBER
                                                            OF SHARES     VALUE
                                                            ---------   --------
SECURITY SERVICES--2.0%
   Pittston Brink's Group ......................           2,470       $  87,685
                                                                       ---------
STEEL--1.8%
   British Steel PLC ...........................           2,715          77,547
                                                                       ---------
TELECOMMUNICATIONS--2.4%
   Chris-Craft Industries, Inc.* ...............           1,372          67,314
   Telephone and Data Systems, Inc. ............             966          38,157
                                                                       ---------
                                                                         105,471
                                                                       ---------
TEXTILES & APPAREL--3.0%
   Harcourt General, Inc. ......................           1,376          65,446
   Mercantile Stores Co., Inc. .................           1,083          67,620
                                                                       ---------
                                                                         133,066
                                                                       ---------
TOYS--1.0%
   Hasbro, Inc. ................................           1,651          44,371
                                                                       ---------
TRANSPORTATION--5.3%
   BJ's Wholesale Club* ........................           5,411         156,243
   Homebase, Inc.* .............................           4,111          32,374
   Laidlaw, Inc. ...............................           2,949          43,129
                                                                       ---------
                                                                         231,746
                                                                       ---------
     TOTAL COMMON STOCK
       (Cost $4,045,818) .......................                       4,099,260
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 1997

                                                            Par
                                                           (000)        VALUE
                                                         ---------    ---------

REPURCHASE AGREEMENTS--2.3%
   PNC Capital Markets
     (Agreement dated  08/29/97 to be
     repurchased at $100,044,
     collateralized by $100,000 U.S.
     Treasury Note 8.875% due
     02/15/99. Market value of
     collateral is $104,599)
     5.300% 09/02/97 ...........................          $ 100     $   100,000
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $100,000) .........................                        100,000
                                                                    -----------
SHORT-TERM INVESTMENT--3.6%
   Smith Barney Cash Reserve
     09/02/97 ..................................            157         157,077
                                                                    -----------
     TOTAL SHORT-TERM INVESTMENT
       (Cost $157,077) .........................                        157,077
                                                                    -----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $4,302,895) ...........................                      4,356,337
                                                                    -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (0.2%) ......................                         (8,243)
                                                                    -----------
NET ASSETS -- 100.0% ...........................                    $ 4,348,094
                                                                    ===========
* Non-income producing

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1997


                                                                                          LARGE CAP          MID CAP
                                                                                         VALUE FUND        VALUE FUND
                                                                                      ----------------   --------------

ASSETS
   Investments, at value (cost - $23,981,608 and $4,302,895, respectively) .........    $25,518,327        $4,356,337
   Receivable for investments sold.. ...............................................             --            33,453
   Receivable for Fund shares sold .................................................            800                --
   Receivable from investment adviser ..............................................             --             8,344
   Dividends and interest receivable ...............................................         34,375             4,596
                                                                                        -----------        ----------
     Total assets ..................................................................     25,553,502         4,402,730
                                                                                        -----------        ----------
LIABILITIES
   Payable for investments purchased ...............................................        252,348            30,757
   Accrued expenses and other liabilities. .........................................         15,619            23,879
                                                                                        -----------        ----------
     Total liabilities .............................................................        267,967            54,636
                                                                                        -----------        ----------
NET ASSETS
   Capital stock, $0.001 par value .................................................          2,029               395
   Paid-in capital .................................................................     22,573,815         4,251,423
   Undistributed net investment income .............................................        100,151             4,850
   Accumulated net realized gain from investments ..................................      1,072,821            37,984
   Net unrealized appreciation on investments ......................................      1,536,719            53,442
                                                                                        -----------        ----------
     Net assets ....................................................................    $25,285,535        $4,348,094
                                                                                        ===========        ==========
INSTITUTIONAL CLASS
   Net assets ......................................................................    $24,603,045        $3,749,986
   Shares outstanding ..............................................................      1,974,034           340,455
                                                                                        -----------        ----------
   Net asset value, offering and redemption price per share ........................         $12.46            $11.01
                                                                                        ===========        ==========
INVESTOR CLASS
   Net assets ......................................................................    $   682,490        $  598,108
   Shares outstanding ..............................................................         54,832            54,308
                                                                                        -----------        ----------
   Net asset value, offering and redemption price per share ........................         $12.45            $11.01
                                                                                        ===========        ==========


    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                             STATEMENT OF OPERATIONS


                                                                                        LARGE CAP           MID CAP
                                                                                       VALUE FUND         VALUE FUND
                                                                                    ----------------    --------------
                                                                                     FOR THE PERIOD     FOR THE PERIOD
                                                                                    JANUARY 2, 1997*     JUNE 2, 1997*
                                                                                         THROUGH            THROUGH
                                                                                     AUGUST 31, 1997    AUGUST 31, 1997
                                                                                    ----------------    --------------

INVESTMENT INCOME
   Dividends ...................................................................       $  159,188           $ 5,928
   Interest ....................................................................           25,634             3,807
                                                                                       ----------           -------
                                                                                          184,822             9,735
                                                                                       ----------           -------
EXPENSES
   Advisory fees ...............................................................           63,387             3,606
   Co-Administration fees ......................................................           62,470            18,333
   Federal and state registration fees .........................................           18,473             5,530
   Transfer agent fees and expenses ............................................           44,827            18,221
   Custodian fees and expenses .................................................           15,548             5,492
   Printing ....................................................................           12,064             5,377
   Audit and legal fees ........................................................            1,923               716
   Distribution fees ...........................................................              363               799
   Other .......................................................................            4,825             1,698
                                                                                       ----------           -------
     Total expenses before waivers and reimbursements ..........................          223,880            59,772
     Less: waivers and reimbursements ..........................................         (139,209)          (54,887)
                                                                                       ----------           -------
     Total expenses after waivers and reimbursements ...........................           84,671             4,885
                                                                                       ----------           -------
   Net investment income .......................................................          100,151             4,850
                                                                                       ----------           -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments ..........................................        1,072,821            37,984
   Net change in unrealized appreciation  on investments .......................        1,536,718            53,442
                                                                                       ----------           -------
   Net realized and unrealized gain  from investments ..........................        2,609,539            91,426
                                                                                       ----------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................       $2,709,690           $96,276
                                                                                       ==========           =======

---------------
 *Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                    BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        LARGE CAP           MID CAP
                                                                                       VALUE FUND         VALUE FUND
                                                                                    -----------------   ---------------
                                                                                     FOR THE PERIOD     FOR THE PERIOD
                                                                                    JANUARY 2, 1997*     JUNE 2, 1997*
                                                                                         THROUGH            THROUGH
                                                                                     AUGUST 31, 1997    AUGUST 31, 1997
                                                                                    -----------------   ---------------

OPERATIONS
   Net investment income ......................................................       $   100,151          $    4,850
   Net realized gain from investments . .......................................         1,072,821              37,984
   Net change in unrealized appreciation  on investments . ....................         1,536,718              53,442
                                                                                      -----------          -----------
     Net increase in net assets resulting from operations. ....................         2,709,690              96,276
                                                                                      -----------          ----------
Increase in net assets derived from capital share transactions. ...............        22,575,845           4,251,818
                                                                                      -----------          ----------

   Total increase in net assets. ..............................................        25,285,535           4,348,094

NET ASSETS
   Beginning of period. .......................................................                --                  --
                                                                                      -----------          ----------
   End of period ..............................................................       $25,285,535          $4,348,094
                                                                                      ===========          ==========

--------------
*Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other suppemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------



                                                            LARGE CAP VALUE FUND                       MID CAP VALUE FUND
                                                    -------------------------------------     ------------------------------------
                                                     FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD       FOR  THE PERIOD
                                                    JANUARY 2, 1997*    JANUARY  16, 1997*     JUNE 2, 1997*        JUNE 2, 1997*
                                                         THROUGH              THROUGH             THROUGH              THROUGH
                                                    AUGUST 31, 1997       AUGUST 31, 1997     AUGUST 31, 1997      AUGUST 31, 1997
                                                    ---------------     -----------------     ---------------      ---------------
                                                      INSTITUTIONAL          INVESTOR          INSTITUTIONAL           INVESTOR
                                                          CLASS                CLASS               CLASS                 CLASS
                                                    ---------------     -----------------     ---------------      ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .................   $10.00               $10.20               $10.00                $10.00
                                                         ------               ------               ------                ------
Net investment income(1) .............................     0.05                 0.02                 0.01                  0.01
Net realized and unrealized gain on investments(2) ...     2.41                 2.23                 1.00                  1.00
                                                         ------               ------               ------                ------
Net increase in net assets resulting from operations .     2.46                 2.25                 1.01                  1.01
                                                         ------               ------               ------                ------
Net asset value, end of period .......................   $12.46               $12.45               $11.01                $11.01
                                                         ======               ======               ======                ======
Total investment return(3) ...........................    24.60%               22.06%               10.10%                10.10%
                                                         ======               ======               ======                ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ............  $24,603                 $683               $3,750                  $598
Ratio of expenses to average net assets***(1)(4) .....     1.00%                1.11%                1.00%                 1.10%
Ratio of net investment income to
   average net assets***(1) ..........................     1.19%                0.91%                1.08%                 0.61%
Portfolio turnover rate**** ..........................    67.16%               67.16%               21.80%                21.80%
Average commission rate per share(5) .................  $0.0397              $0.0397              $0.0348               $0.0348

---------------
   * Commencement of operations.
  ** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 *** Annualized.
**** Not annualized.
 (1) Reflects waivers and reimbursements.
 (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
 (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
 (4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 2.64% and 3.05% for the Institutional Class and the Investor Class of the Large Cap Value Fund and 12.37% and 12.62% for the Institutional Class and the Investor Class of the Mid Cap Value Fund.
 (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

    The accompanying notes are an integral part of the financial statements.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has twenty investment portfolios, including the Boston Partners Large Cap Value Fund and the Boston Partners Mid Cap Value Fund (the "Funds"). As of the date hereof, Boston Partners Large Cap Value Fund offers three classes of shares, the Institutional Class, Investor Class, and Advisor Class, and Boston Partners Mid Cap Value Fund offers two classes of shares, the Institutional Class and the Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 13.67 billion are curently classified into seventy-nine classes. Each class represents an interest in one of twenty investment portfolios of RBB. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations, including the Boston Partners Large Cap Fund, which commenced investment operations on January 2, 1997 and the Boston Partners Mid Cap Fund, which commenced operations on June 2, 1997.

     PORTFOLIO VALUATION -- The net asset value of the Funds is determined as of 4:00 p.m. eastern time on each business day. The Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of the RBB's Board of Directors, the Funds may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     REPURCHASE AGREEMENTS -- The Funds have agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers which Boston Partners Asset Management, L.P. (the Funds' investment adviser or "Boston Partners") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' net investment income (other than distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share actvity of the respective classes).

     DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is the Funds' intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, L.P. serves as the Funds' investment adviser. For its advisory services, Boston Partners is entitled to receive 0.75% of the Funds' average daily net assets, computed daily and payable monthly.

     The adviser has voluntarily agreed to limit the total operating expenses for the current and the following fiscal year to a maximum annual level of 1.00% of the average daily net assets of the Fund's Institutional Shares and 1.25% for InvestorShares. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the period ended August 31, 1997, investment advisory fees, waivers and reimbursements of expenses were as follows:



                                                GROSS                               NET
                                              ADVISORY                           ADVISORY           EXPENSE
FUND                                            FEES             WAIVER            FEES          REIMBURSEMENT
----                                          --------          ---------        --------        -------------
Boston Partners Large Cap Value Fund          $63,387           $(57,752)          $5,635          $(26,104)
Boston Partners Mid Cap Value Fund              3,606             (3,606)              --           (32,554)


     The Funds will not pay Boston Partners at a later time for any amounts they may waive or any amounts which Boston Partners has assumed.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, serves as administrator for the Funds. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of the Funds' average daily net assets, subject to a minimum monthly fee of $6,250 per Fund.

     For the period ended August 31, 1997, PFPC, at their discretion, voluntarily agreed to waive a portion of their administration fees for the Funds. For the period ended August 31, 1997, PFPC's administration fees and related waivers were as follows:


                                                             PFPC GROSS            PFPC            NET PFPC
FUND                                                     ADMINISTRATION FEES      WAIVERS     ADMINISTRATION FEES
----                                                     -------------------    ----------    -------------------
Boston Partners Large Cap Value Fund                           $50,000          $(25,001)          $24,999
Boston Partners Mid Cap Value Fund                              18,333            (9,167)            9,166


                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC, at their discretion, voluntarily agreed to waive a portion of their transfer agency fees for the Funds. For the period ended August 31, 1997, transfer agency fees and waivers were as follows:


                                                             GROSS TRANSFER                      NET TRANSFER
FUND                                                           AGENCY FEES         WAIVERS        AGENCY FEES
----                                                       ------------------     ----------   -----------------
Boston Partners Large Cap Value Fund                             $44,827          $(21,000)         $23,827
Boston Partners Mid Cap Value Fund                                18,221            (9,000)           9,221


     Counsellors Funds Services, Inc. ("Counsellors"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc., provides certain distribution services to the Funds. As compensation for such distribution services, Counsellors is entitled to receive a monthly fee equal to an annual rate of 0.15% of the Funds' average daily net assets.

     For the period ended August 31, 1997 Counsellors has, at its discretion, voluntarily agreed to waive a portion of its distribution fees for the Funds. For the period ended August 31, 1997, distribution fees and waivers were as follows:


                                                                  GROSS
                                                              DISTRIBUTION                     NET DISTRIBUTION
FUND                                                              FEES            WAIVERS            FEES
----                                                          ------------       ---------     ----------------
Boston Partners Large Cap Value Fund                             $12,470          $(9,145)          $3,325
Boston Partners Mid Cap Value Fund                                   605             (444)             161


     These fees are computed daily and paid monthly.

     Expenses include Legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

     Expenses include Administrative fees paid to Counsellors whose secretary is also a director of the Company.

3.   INVESTMENT IN SECURITIES

     For U.S. federal income tax purposes, the costs of securities owned at August 31, 1997 was $23,992,170 and $4,303,119 for Boston Partners Large Cap Value Fund and Boston Partners Mid Cap .Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:


                                                                                               NET APPRECIATION/
FUND                                                          APPRECIATION     DEPRECIATION     (DEPRECIATION)
----                                                          ------------     ------------    -----------------
Boston Partners Large Cap Value Fund                           $1,819,847       $(293,690)        $1,526,157
Boston Partners Mid Cap Value Fund                                132,009         (78,791)            53,218


     For the period ended August 31, 1997, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:


FUND                                        PURCHASES          SALES
----                                       -----------       ----------
Boston Partners Large Cap Value Fund       $31,121,626       $8,653,432
Boston Partners Mid Cap Value Fund           4,634,475          626,641

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                          NOTES TO FINANCIAL STATEMENTS


4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 1997 the Funds each have 50,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares were as follows:



                                                  BOSTON PARTNERS LARGE CAP VALUE FUND
                                      ----------------------------------------------------------
                                          FOR THE PERIOD                     FOR THE PERIOD
                                         JANUARY 2, 1997*                   JANUARY 16, 1997*
                                      THROUGH AUGUST 31, 1997            THROUGH AUGUST 31, 1997
                                      -----------------------            -----------------------
                                        INSTITUTIONAL CLASS                  INVESTOR CLASS
                                      -----------------------            -----------------------
                                        SHARES       VALUE               SHARES          VALUE
                                      ---------   -----------            ------         --------
Shares sold ......................    2,039,851   $22,696,509            54,832         $645,780
Shares repurchased ...............      (65,817)     (766,445)               --               --
                                      ---------   -----------            ------         --------
Net increase .....................    1,974,034   $21,930,064            54,832         $645,780
                                      =========   ===========            ======         ========

* Commencement of operations

                                                  BOSTON PARTNERS MID CAP VALUE FUND
                                      ----------------------------------------------------------
                                          FOR THE PERIOD                     FOR THE PERIOD
                                           JUNE 2, 1997*                      JUNE 2, 1997*
                                      THROUGH AUGUST 31, 1997            THROUGH AUGUST 31, 1997
                                      -----------------------            -----------------------
                                        INSTITUTIONAL CLASS                  INVESTOR CLASS
                                      -----------------------            -----------------------
                                       SHARES        VALUE               SHARES          VALUE
                                      -------      ----------            ------         --------
Shares sold ......................    340,455      $3,678,511            55,944         $591,595
Shares repurchased ...............         --              --            (1,636)         (18,289)
                                      -------      ----------            ------         --------
Net increase .....................    340,455      $3,678,511            54,308         $573,306
                                      =======      ==========            ======         ========

* Commencement of operations

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Directors of The RBB Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Boston Partners Large Cap Value Fund and Boston Partners Mid Cap Value Fund of The RBB Fund, Inc., as of August 31, 1997 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from January 2, 1997 (commencement of operations) through August 31, 1997 for the Boston Partners Large Cap Value Fund and for the period from June 2, 1997 (commencement of operations) through August 31, 1997 for the Boston Partners Mid Cap Value Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Boston Partners Large Cap Value Fund and the Boston Partners Mid Cap Value Fund of The RBB Fund, Inc., as of August 31, 1997 and the results of their operations, the changes in their net assets and their financial highlights for the period January 2, 1997 (commencement of operations) through August 31, 1997 for the Boston Partners Large Cap Value Fund and for the period from June 2, 1997 (commencement of operations) through August 31, 1997 for the Boston Partners Mid Cap Value Fund, in conformity with generally accepted accounting principles.




COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 17, 1997

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

INVESTMENT ADVISOR
Boston Partners Asset Management, L.P.
One Financial Center, 43rd Floor
Boston, MA 02111

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
Counsellors Funds Services, Inc
466 Lexington Avenue
New York, NY 10017

CUSTODIAN
PNC Bank, N.A.
200 Stevens Drive
Lester, PA 19113

TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103

COUNSEL
Drinker Biddle & Reath L.L.P.
1345 Chestnut Street
Philadelphia, PA 19107






This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.